Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2025
Deferred Revenue [Abstract]
Schedule of Deferred Revenue

Deferred revenue as of March 31, 2024 and 2025 consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD	US$

Payments received from our clients in advance of performance obligations	$296,304	$248,797	$31,979

	As of March 31,
	2024	2025
	HKD	HKD	US$

Beginning balance	$270,239	$296,304	$38,086
Decrease in deferred revenue included in the beginning balance as a result of recognition of revenue during current year	(266,740)	(292,795)	(37,635)
Increase in deferred revenue as result of cash collected in current year in advance of satisfaction of performance obligations	292,805	245,288	31,528
Ending balance	$296,304	$248,797	$31,979